Fair Value - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ 5,682	$ 813	¥ (90,509)	¥ (26,685)
Fair value of the Note	0		20,466
Fair value of the short-term and long-term deposits	3,323,825		5,433,966
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or (loss), net	¥ 0		¥ (62,625)